LEASES - Carrying amounts of right-of-use assets recognized and the movements during period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 7,812	€ 9,063
Additions / (De-recognition) to right-of-use assets	547	367
Depreciation of right of-use assets	(1,541)	(1,647)	€ (779)
Foreign exchange differences	(88)	29
Ending balance	6,730	7,812	9,063
Real Estate
MATERIAL ACCOUNTING POLICIES
Beginning balance	7,253	8,697
Additions / (De-recognition) to right-of-use assets	326	(121)
Depreciation of right of-use assets	(1,256)	(1,354)
Foreign exchange differences	(71)	30
Ending balance	6,253	7,253	8,697
Vehicles
MATERIAL ACCOUNTING POLICIES
Beginning balance	560	365
Additions / (De-recognition) to right-of-use assets	220	489
Depreciation of right of-use assets	(285)	(293)
Foreign exchange differences	(17)	(1)
Ending balance	€ 478	€ 560	€ 365